Note 5 - Property and Equipment (Details) - Impaired Property and Equipment by Category (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2014	Dec. 31, 2013
Asset Category
Property and equipment, gross	$ 27,878	$ 42,529	[1]	$ 27,878	$ 42,529	[1]
Accumulated depreciation	(3,538)	(3,711)	[1]	(3,538)	(3,711)	[1]
Impairment of facilities	32,546	4,131
SWD Facility [Member] | Land Improvements [Member]
Asset Category
Property and equipment, gross	1,514	725		1,514	725
SWD Facility [Member] | Building and Building Improvements [Member]
Asset Category
Property and equipment, gross	748	135		748	135
SWD Facility [Member] | Wells and Related Equipment and Facilities [Member]
Asset Category
Property and equipment, gross	14,796	2,964		14,796	2,964
SWD Facility [Member]
Asset Category
Property and equipment, gross	17,058	3,824		17,058	3,824
Accumulated depreciation	(4,285)	(397)		(4,285)	(397)
Impairment of facilities				12,773	3,427
Land Improvements [Member]
Asset Category
Property and equipment, gross	1,143	2,543		1,143	2,543
Building and Building Improvements [Member]
Asset Category
Property and equipment, gross	1,056	1,767		1,056	1,767
Wells and Related Equipment and Facilities [Member]
Asset Category
Property and equipment, gross	$ 22,666	$ 35,326		$ 22,666	$ 35,326

[1]	Recast - Note 2